Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Selected Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$55,597,213	$—	$792,620,177
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	58,473,914	(59,977,124)	792,620,177
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	50,680,215	(59,977,124)	289,644,266

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$7,793,699	$—	$502,975,911

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

2009:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$208,799,072	$30,346,185	$98,962,486	$9,435,983	$49,620,796	$—	$397,164,522
Net revenue — intersegment	26,383,298	3,523,819	994,136	—	1,056,743	(31,957,996)	—

Total net revenues	235,182,370	33,870,004	99,956,622	9,435,983	50,677,539	(31,957,996)	397,164,522
Total cost of revenue	99,191,242	24,169,858	102,728,558	7,063,102	39,878,439	(31,957,996)	241,073,203

Gross profit / (loss)	$135,991,128	$9,700,146	$(2,771,936)	$2,372,881	$10,799,100	$—	$156,091,319

Revenues from Major Service Lines

The Group derives revenues from the following major service lines:

	For the years ended December 31
	2009		2010		2011
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousand of U.S. dollars, except percentages)
Net revenue:
LCD display network	$208,799,072	52.6%	$297,641,916	57.7%	$444,364,783	56.1%
In-store network	30,346,185	7.6%	37,777,154	7.3%	56,374,245	7.1%
Poster frame network	98,962,486	24.9%	121,893,079	23.6%	185,448,868	23.4%
Movie theater network	9,435,983	2.4%	18,094,945	3.5%	50,835,068	6.4%
Traditional outdoor billboards	49,620,796	12.5%	40,907,603	7.9%	55,597,213	7.0%

Total net revenue	$397,164,522	100.0%	$516,314,697	100.0%	$792,620,177	100%